Schedule of Trade Receivables (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Open accounts	[1]	₪ 25,419	₪ 53,735
Credit cards receivable		2,736	5,861
Provision for doubtful debts		(6,978)	(7,750)
Trade receivables		₪ 21,177	₪ 51,846

[1]	For additional information, please see Note 13A(2) regarding factoring.